Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Summary of Interest Expense, Net

Interest expense, net consisted of the following:

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Income	20	18	12
Expense	(40)	(40)	(30)

Total	(20)	(22)	(18)